Workforce Reduction (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0.1	$ 37.9	$ 18.1
Payments	(37.2)
Adjustments	0.6
Balance at May 29, 2016	2.7
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.2	37.4	17.2
Payments	(35.9)
Adjustments	0.9
Balance at May 29, 2016	2.6
Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(0.1)	$ 0.5	$ 0.9
Payments	(1.3)
Adjustments	(0.3)
Balance at May 29, 2016	0.1
Fiscal Year 2014 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges	14.5
Fiscal Year 2014 Plan | Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges	13.4
Fiscal Year 2014 Plan | Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1.1
Fiscal Year 2015 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges	24.8
Fiscal Year 2015 Plan | Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges	24.2
Fiscal Year 2015 Plan | Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0.6